Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD million	31.12.19	31.12.18
Provisions other than provisions for expected credit losses	2,861	3,377
Provisions for expected credit losses	114	116
Total provisions	2,974	3,494

Total provisions with additional information [textblock]
USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total 2019	Total 2018
Balance at the end of the previous year	46	2,827	224	131	70	78	3,377	3,180
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(29)	0	0	(132)	0
Balance at the beginning of the year	46	2,827	121	102	70	78	3,245	3,180
Additions from acquired companies	0	0	0	0	0	0	0	2
Increase in provisions recognized in the income statement	15	258	105	4	6	16	404	1,155
Release of provisions recognized in the income statement	0	(81)	(22)	0	(7)	(12)	(123)	(311)
Provisions used in conformity with designated purpose	(16)	(518)	(99)	(7)	0	(18)	(659)	(628)
Capitalized reinstatement costs	0	0	0	1	0	0	1	1
Foreign currency translation / unwind of discount	(1)	(12)	1	1	1	1	(8)	(21)
Balance at the end of the year	44	2,475	106[4]	100[5]	70	66	2,861	3,377
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 40 million as of 31 December 2019 (31 December 2018: USD 50 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 89 million as of 31 December 2019 (31 December 2018: USD 89 million) and provisions for onerous contracts of USD 11 million as of 31 December 2019 (31 December 2018: USD 42 million). 6 Includes provisions for sabbatical and anniversary awards.

UBS AG
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD million	31.12.19	31.12.18
Provisions other than provisions for expected credit losses	2,825	3,341
Provisions for expected credit losses	114	116
Total provisions	2,938	3,457

Total provisions with additional information [textblock]
USD million	Operational risks[2]	Litigation, regulatory and similar matters[3]	Restructuring	Real estate	Employee benefits[6]	Other	Total 2019	Total 2018
Balance at the end of the previous year	45	2,827	215	122	55	77	3,341	3,130
Adjustment from adoption of IFRS 16[1]	0	0	(103)	(28)	0	0	(131)	0
Balance at the beginning of the year	45	2,827	112	94	55	77	3,209	3,130
Additions from acquired companies	0	0	0	0	0	0	0	2
Increase in provisions recognized in the income statement	13	258	87	4	6	8	376	1,117
Release of provisions recognized in the income statement	0	(81)	(19)	0	(7)	(12)	(119)	(301)
Provisions used in conformity with designated purpose	(15)	(518)	(83)	(7)	0	(9)	(632)	(587)
Reclassifications	0	0	0	0	0	(1)	(1)	0
Foreign currency translation / unwind of discount	(1)	(12)	1	1	0	1	(8)	(20)
Balance at the end of the year	41	2,475	99[4]	92[5]	54	64	2,825	3,341
1 Refer to Note 1 for more information. 2 Comprises provisions for losses resulting from security risks and transaction processing risks. 3 Comprises provisions for losses resulting from legal, liability and compliance risks. 4 Primarily consists of personnel-related restructuring provisions of USD 33 million as of 31 December 2019 (31 December 2018: USD 40 million) and provisions for onerous contracts of USD 61 million as of 31 December 2019 (31 December 2018: USD 170 million). 5 Consists of reinstatement costs for leasehold improvements of USD 82 million as of 31 December 2019 (31 December 2018: USD 83 million) and provisions for onerous contracts of USD 10 million as of 31 December 2019 (31 December 2018: USD 40 million). 6 Includes provisions for sabbatical and anniversary awards.